Basis of Presentation	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

2.	Basis of Presentation

Basis of Presentation and Principles of Consolidation

The Company’s consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“GAAP”) on a going concern basis, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future. The consolidated financial statements include the results of the Company and its subsidiaries. A subsidiary is consolidated from the date upon which control is acquired by the Company and all intercompany transactions and balances have been eliminated.

Functional Currency

The Company has determined that the U.S. dollar is the functional currency for all the Company’s operations since the Company conducts the significant majority of its operations through its U.S subsidiary, IBAT USA, Inc., compensates all of it corporate officers and the board of directors in U.S. dollars and historically the majority of its expenditures are also denominated in U.S. dollars. The Company has maintained limited amounts of Canadian dollars to cover administration expenses associated with the Company’s registration in Canada. The Company has limited exposure to exchange rate fluctuations, and for the three months ended September 30, 2025, and 2024, the Company recognized net transaction losses of approximately $6,000 and $10,000, respectively, related to currency exchange rates. For the six months ended September 30, 2025, and 2024, the Company recognized net transaction losses of approximately $7,000, and $21,000, respectively, related to currency exchange rates.

International Battery Metals Ltd.

Notes to the Condensed Consolidated Financial Statements

For the Three and Six Months Ended September 30, 2025 and 2024

Liquidity and Capital Resources

As of September 30, 2025, the Company’s had an accumulated deficit of approximately $34.9 million and a working capital of approximately $9.6 million. During the six months ending September 30, 2025, the Company raised additional cash in two private placements totaling $5.7 million. The Company raised approximately $7.6 million through a private placement on March 31, 2025 with EV Metals 7 LLC and EV Metals VI LLC Under the same agreement the Company raised an additional $0.7 million on April 11, 2025.

Our existing MDLE Plant was constructed with twelve absorption columns, which form the core of the direct lithium extraction process. In operation, brine flows continuously through these columns, where lithium and chloride ions are selectively captured and subsequently eluted to produce a concentrated lithium chloride solution. Our MDLE Plant was designed for a specific deployment in the Lithium Triangle in South America which had lithium concentrations of roughly 1,800 ppm and therefore required lower flow rates, of approximately 300 gallons per minute of brine, to efficiently recover lithium. However, the MDLE Plant is designed to be scalable and commercially flexible and was engineered to permit retrofitting to process a range of alternative brine resources of different lithium concentrations. We are currently targeting deploying our existing MDLE Plant at naturally occurring brine reservoirs in the U.S which have brine concentrations in the range of 250 to as high as 800 ppm, although brine concentrations in the Smackover play in Texas and Arkansas are generally estimated to be between 200 and 400 ppm based on publicly published recent brine resource lithium concentrations by a number of resource owners. At 400 ppm, the MDLE Plant can operate at approximately 200 gallons per minute, resulting in output of between 600 and 700 metric tons per year of lithium chloride, on a lithium carbonate equivalent basis. Based on ongoing discussions with potential customers and their requirements based on their specific brine concentrations, we have evaluated various customizations that we could implement to increase flow rate and expand the MDLE Plant’s capacity. For example, management has designed a case to optimize the flowrate to fully utilize the twelve-column absorption capacity by adding components such as additional heat exchangers, pumps, condensate coolers, a reverse osmosis unit, chillers, tanks and pipelines. We estimate that the optimized MDLE Plant could increase throughput to approximately 480 gallons per minute, which based on a 400 parts per million brine stream, we believe would be capable of producing approximately 2,000 metric tons per year of lithium chloride, on a lithium carbonate equivalent basis. Depending on the level of customization required, we anticipate that we could incur between $1.0 million to $10.0 million of additional capital expenditures in connection with the deployment of the MDLE Plant at a customer’s brine reservoir site. The low-end of this estimate is based on “make-ready expenditures” to adapt the MDLE Plant to the customer’s location and retain the 600 to 700 metric tons per year capacity, while the high-end represents implementing a full range of customizations to upgrade the MDLE Plant to approximately 2,000 metric tons per year capacity. The cash we have on hand as of September 30, 2025 will not be sufficient to fund these expenditures. We will have to raise additional funds from current or new investors to fund the modifications to the MDLE Plant to allow us to fully recover the current amounts capitalized on our balance sheet. We expect we will embark on a fund raising process for these proceeds in the next 6 months.

On July 20, 2025, the Company entered into binding subscription agreements (“Encompass Subscription Agreements”) with Encompass, acting for certain fund entities and managed accounts for which Encompass exercises investment discretion, for the purchase of up to 25,765,259 units (the “2025 Encompass Units”) at a price of CAD $0.26625 per unit (USD$0.19406 per unit) for gross proceeds of $5.0 million to the Company (the “2025 Encompass Offering”). Each 2025 Encompass Unit consists of one Common Share and one warrant, with each warrant entitling the holder to purchase one additional Common Share for a period of three years from the closing date of the 2025 Encompass Offering at an exercise price of CAD$0.355 per share. In addition, the Company has agreed to grant Encompass the right but not the obligation, to purchase up to $2.0 million of additional units of the Company, at any time on or before December 31, 2025. The 2025 Encompass Offering closed on August 5, 2025.

While the cash from the private placements is anticipated to support the Company’s operations, the Company continues to incur operating losses and negative cash flows. The Company has historically relied on raising funds through private placements of the Company’s common shares and warrants and there is no assurance that the Company will be able to do so in the future or raise such funds at terms acceptable to the Company. Without additional funds, management believes there would be substantial doubt about the Company’s ability to meet its obligations as they come due over the next twelve months from the date of the financial statements. However, with the working capital the Company has on hand and the proceeds from the private placement with EV Metals, which were received on October 30, 2025 (see Note 17), the Company has sufficient capital to alleviate the substantial doubt and the Company would continue as a going concern for at least twelve months from the date of the financial statements.

2.	Basis of Presentation

Basis of Presentation and Principles of Consolidation

The Company’s consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“GAAP”) on a going concern basis, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future. The consolidated financial statements include the results of the Company and its subsidiaries. A subsidiary is consolidated from the date upon which control is acquired by the Company and all intercompany transactions and balances have been eliminated.

Functional Currency

The Company has determined that the U.S. dollar is the functional currency for all the Company’s operations since the Company conducts the significant majority of its operations through its U.S subsidiary, IBAT USA, Inc., compensates all of it corporate officers and the board of directors in U.S. dollars and historically the majority of its expenditures are also denominated in U.S. dollars. The Company has maintained limited amounts of Canadian dollars to cover administration expenses associated with the Company’s registration in Canada. The Company has limited exposure currency to exchange rate fluctuations, and for the years ended March 31, 2025, and 2024, the Company recognized a net loss of approximately $38,000 and $6,000, respectively, related to currency exchange rates.

International Battery Metals Ltd.

Notes to the Consolidated Financial Statements

For the Years Ended March 31, 2025 and 2024

Liquidity and Capital Resources

As of March 31, 2025, the Company’s had an accumulated deficit of approximately $39.6 million and a working capital of approximately $10.6 million. During the year, the Company raised additional cash in two private placements totaling approximately $16.8 million. The Company raised approximately $7.6 million through a private placement on March 31, 2025 with EV Metals 7 LLC and EV Metals VI LLC.

On July 20, 2025, the Company entered into binding subscription agreements (“Encompass Subscription Agreements”) with Encompass, acting for certain fund entities and managed accounts for which Encompass exercises investment discretion, for the purchase of up to 25,765,259 units (the “2025 Encompass Units”) at a price of CAD $0.26625 per unit (USD$0.19406 per unit) for gross proceeds of $5.0 million to the Company (the “2025 Encompass Offering”). Each 2025 Encompass Unit consists of one Common Share and one warrant, with each warrant entitling the holder to purchase one additional Common Share for a period of three years from the closing date of the 2025 Encompass Offering at an exercise price of CAD$0.355 per share. In addition, the Company has agreed to grant Encompass the right but not the obligation, to purchase up to $2.0 million of additional units of the Company, at any time on or before December 31, 2025.

The 2025 Encompass Offering is expected to close on or around August 8, 2025, subject to satisfaction of customary closing conditions, including (i) receipt of the requisite regulatory approvals, including the approval of the TSXV and the Warrant Amendments, (ii) the accuracy of the representations and warranties of the other party, (iii) compliance with the terms, covenants, agreements and conditions of the Encompass Subscription Agreements, and (iv) no occurrence of a Material Adverse Effect (as defined in the Encompass Subscription Agreements) or that could reasonably be expected to occur, on the part of the Company.

While the cash from the private placements is anticipated to support the Company’s operations, the Company continues to incur operating losses and negative cash flows. The Company has historically relied on raising funds through private placements of the Company’s common shares and warrants and there is no assurance that the Company will be able to do so in the future or raise such funds at terms acceptable to the Company. Without additional funds, management believes there would be substantial doubt about the Company’s ability to meet its obligations as they come due over the next twelve months from the date of the financial statements. However, with the working capital the Company has on hand and the proceeds from the Encompass Subscription Agreements, which are expected to be received shortly after the date of the financial statements, the Company has sufficient capital to alleviate the substantial doubt and the Company would continue as a going concern for at least twelve months from the date of the financial statements.